Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2017
Commitments and Contingencies Disclosure [Abstract]
Schedule of movements in prepayments on flight equipment
Movements in prepayments on flight equipment during the years ended December 31, 2017 and 2016 were as follows:

	Year Ended December 31,
	2017	2016
Prepayments on flight equipment at beginning of period	$3,265,979	$3,300,426
Prepayments made during the period	1,162,884	837,776
Interest paid and capitalized during the period	107,364	107,688
Prepayments and capitalized interest applied to the purchase of flight equipment	(1,605,924)	(979,911)
Prepayments on flight equipment at end of period	$2,930,303	$3,265,979

Schedule of unrecorded contractual commitments for purchase of fight equipment
The following table presents our contractual commitments for the purchase of flight equipment as of December 31, 2017:

	2018	2019	2020	2021	2022	Thereafter	Total
Purchase obligations (a)	$6,065,084	$5,723,097	$4,742,181	$3,714,523	$2,405,676	$1,662,286	$24,312,847

(a)	Includes commitments to purchase 426 aircraft and 12 purchase and leaseback transactions.

Schedule of minimum payments under lease agreements
We have operating lease agreements with third parties for office space, company cars and office equipment. As of December 31, 2017, minimum payments under the lease agreements for office space were as follows:

Future minimum lease payments
2018	$10,211
2019	7,692
2020	7,593
2021	7,670
2022	7,750
Thereafter	44,388
$85,304